FINANCIAL RISK MANAGEMENT - Schedule of fair value (Details) - USD ($)	Jan. 31, 2021	Jan. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial assets at amortized cost	$ 6,494,793	$ 3,565,721
Financial liabilities at amortized cost	29,977,530	40,403,587
Financial liabilities at fair value through profit or loss	$ 9,430,991	$ 3,699,152